Consolidated Statements of Operations and Comprehensive (Loss) Income (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted	[1]	2,603,354	2,599,776	2,493,851
Diluted		$ (4.354)	$ (1.131)	$ 0.096

[1]	Retrospectively restated for the effect of share consolidation (see Note 17)